Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Employee severance indemnity	€ 5,571	€ 5,677
Jubilee benefits	238	228
Other post-employment plans	1,074	1,228
Stock grant plan	280	280
Total employee benefits	€ 7,163	€ 7,413